Segment Information - Schedule of Consolidated Non-Current Assets by Geographic Area (Details)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mexico [Member]
Schedule of Consolidated Non-Current Assets by Geographic Area [Line Items]
Property, plant and equipment		99.40%	99.60%	99.10%
Right-of-use assets		83.60%	84.10%	70.00%
Deferred income tax		100.00%	100.00%	100.00%
Intangible assets (including Goodwill)		100.00%	100.00%	100.00%
Account receivable from sale of properties		100.00%
Other assets		88.60%	97.70%	97.40%
Total non-current assets	[1]	98.90%	99.00%	98.40%
USA [Member]
Schedule of Consolidated Non-Current Assets by Geographic Area [Line Items]
Property, plant and equipment		0.60%	0.40%	0.90%
Right-of-use assets		16.40%	15.90%	30.00%
Deferred income tax
Intangible assets (including Goodwill)
Account receivable from sale of properties
Other assets		11.40%	2.30%	2.60%
Total non-current assets	[1]	1.10%	1.00%	1.60%

[1]	Betterware of Guatemala and Betterware Peru (the geographical area of Guatemala and Peru), represents 0.0% of the Group’s non-current assets, for the years 2024, 2023 and 2022.